Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company has no formal policy regarding the timing of awards of stock options and stock appreciation rights in relation to the disclosure of material nonpublic information and the Board and Compensation Committee make no determinations as to the timing of such awards in relation to the disclosure of material nonpublic information.  The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company has no formal policy regarding the timing of awards of stock options and stock appreciation rights in relation to the disclosure of material nonpublic information and the Board and Compensation Committee make no determinations as to the timing of such awards in relation to the disclosure of material nonpublic information.  The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false